Note 6 - Accrued Expenses	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements
Accounts Payable and Accrued Liabilities Disclosure [Text Block]
6.	Accrued Expenses

The accrued expenses consist of:

	December 31, 2017	December 31, 2018

Accrued payroll expenses	118,644	74,169
Accrued interest expense	398,934	694,437
Accrued general and administrative expenses	-	114,432
Accrued commissions	69,631	15,039
Other accrued expenses	449,818	268,132
Total	1,037,027	1,166,209